Principal accounting policies - Summary of Property Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Laboratory equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2 years
Laboratory equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5 years
Cell Line assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10 years
Office fixtures, fittings and other equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2 years
Office fixtures, fittings and other equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5 years
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	Term of lease